Dec. 31, 2017
Lazard Global Realty Equity Portfolio
Lazard Global Realty Equity Portfolio

THE LAZARD FUNDS, INC.

Lazard Global Realty Equity Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard Global Realty Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	3.72%	4.42%	3.72%	**
Total Annual Portfolio Operating Expenses	4.52%	5.47%	4.52%
Fee Waiver and Expense Reimbursement***	3.57%	4.22%	3.57%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.95%	1.25%	.95%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.25% and .95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Global Realty Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$1,042	$1,996	$4,422
Open Shares	$127	$1,257	$2,376	$5,128
R6 Shares	$97	$1,042	$1,996	$4,422